Group statement of changes in equity - USD ($) $ in Millions		Total		Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance (Opening balance as previously reported) at Dec. 31, 2021		$ 56,573		$ 51,415	$ 3,777	$ 4,320	$ 9,998	$ 33,320	$ 5,158
Opening balance (Change in accounting policy (note 2)) at Dec. 31, 2021		523		515			(22)	537	8
Opening balance at Dec. 31, 2021		57,096		51,930	3,777	4,320	9,976	33,857	5,166
Total comprehensive income for the year		8,510	[1]	8,078			(1,477)	9,555	432
Currency translation arising on Rio Tinto Limited's share capital		(185)		(185)	(185)
Dividends	[2]	(7,850)		(7,584)				(7,584)	(266)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(6)		(6)			(3)	(3)
Change in equity interest held by Rio Tinto				(484)				(484)	484
Treasury shares reissued and other movements		2		2		2
Equity issued to holders of non-controlling interests		22		(711)				(711)	733
Employee share awards charged to the income statement		47		47			24	23
Closing balance at Jun. 30, 2022		57,636		51,087	3,592	4,322	8,520	34,653	6,549
Opening balance (Opening balance as previously reported) at Dec. 31, 2022		52,274		50,175	3,537	4,322	7,805	34,511	2,099
Opening balance (Change in accounting policy (note 2)) at Dec. 31, 2022		467		459			(50)	509	8
Opening balance at Dec. 31, 2022		52,741	[4]	50,634	3,537	4,322	7,755	35,020	2,107
Total comprehensive income for the year		4,524		4,698			(379)	5,077	(174)
Currency translation arising on Rio Tinto Limited's share capital		(66)		(66)	(66)
Dividends	[2]	(3,953)		(3,691)				(3,691)	(262)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(6)		(6)			(3)	(3)
Treasury shares reissued and other movements		2		2		2
Equity issued to holders of non-controlling interests		61							61
Employee share awards charged to the income statement		54		54			27	27
Closing balance at Jun. 30, 2023		$ 53,357		$ 51,625	$ 3,471	$ 4,324	$ 7,400	$ 36,430	$ 1,732

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[2]	Dividends per share announced or paid during the period are summarised below:

Six months ended 30 June	2023 US$m	2022 US$m
Dividends per share: Ordinary - paid during the period	225.0c	417.0c
Dividends per share: Special - paid during the period	—	62.0c
Ordinary dividends per share: announced with the results for the period	177.0c	267.0c

[3]	Net of contributions received from employees for share awards.
[4]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.